Share-Based Compenstion - Assumptions Used for Estimated Fair Value of Options (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	3.60%	2.79%
Expected term	6 years 6 months	5 years 1 month 6 days
Expected volatility	60.20%	48.70%
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	4.10%	2.84%
Expected term	7 years	7 years 6 months
Expected volatility	62.00%	55.90%